EMPLOYEE BENEFIT PLANS (One-Percentage-Point Change in Assumed Health Care Cost Trend Rates) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Disclosure Employee Benefit Plans One Percentage Point Change In Assumed Health Care Cost Trend Rates [Abstract]
Effect of one percentage point increase on service and interest cost components	$ 1
Effect of one percentage point decrease on service and interest cost components	1
Effect on Retiree Benefit Obligation, One-Percentage-Point Increase	7
Effect on Retiree Benefit Obligation, One-Percentage-Point Decrease	$ 6